UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10599
Investment Company Act File Number
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investment
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 83.1%

Security	Shares	Value

Auto Components — 1.5%
BorgWarner, Inc.	47,300	$798,424

		$798,424

Chemicals — 2.3%
RPM International, Inc.	100,400	$1,235,924

		$1,235,924

Commercial Banks — 8.9%
Glacier Bancorp, Inc.	67,500	$1,036,125
National Penn Bancshares, Inc.	93,000	900,240
Prosperity Bancshares, Inc.	45,500	1,230,775
Trustmark Corp.	77,500	1,573,250

		$4,740,390

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	237,800	$906,018
NETGEAR, Inc.(1)	56,500	628,280

		$1,534,298

Containers & Packaging — 2.6%
AptarGroup, Inc.	44,200	$1,362,244

		$1,362,244

Electric Utilities — 5.0%
Cleco Corp.	51,900	$1,185,915
Portland General Electric Co.	30,200	587,390
Westar Energy, Inc.	43,300	869,464

		$2,642,769

Electrical Equipment — 2.3%
A.O. Smith Corp.	44,600	$1,225,608

		$1,225,608

Electronic Equipment, Instruments & Components — 2.3%
Mettler Toledo International, Inc.(1)	18,800	$1,251,704

		$1,251,704

Energy Equipment & Services — 2.7%
Bristow Group, Inc.(1)	31,400	$759,566
Oil States International, Inc.(1)	37,000	677,470

		$1,437,036

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club, Inc.(1)	35,100	$1,006,668

		$1,006,668

Food Products — 2.9%
Chiquita Brands International, Inc.(1)	111,700	$1,561,566

		$1,561,566

Gas Utilities — 3.2%
Piedmont Natural Gas Co., Inc.	66,400	$1,720,424

		$1,720,424

1

Security	Shares	Value

Health Care Equipment & Supplies — 5.1%
Teleflex, Inc.	30,300	$1,611,354
West Pharmaceutical Services, Inc.	33,500	1,112,870

		$2,724,224

Health Care Providers & Services — 3.0%
Owens & Minor, Inc.	39,600	$1,574,892

		$1,574,892

Hotels, Restaurants & Leisure — 2.1%
Jack in the Box, Inc.(1)	49,700	$1,122,723

		$1,122,723

Household Durables — 1.8%
Tupperware Brands Corp.	47,900	$984,824

		$984,824

Household Products — 2.1%
Church & Dwight Co., Inc.	21,200	$1,128,476

		$1,128,476

Insurance — 3.0%
IPC Holdings, Ltd.	63,100	$1,619,146

		$1,619,146

IT Services — 2.4%
MAXIMUS, Inc.	35,000	$1,300,600

		$1,300,600

Machinery — 9.5%
Barnes Group, Inc.	48,100	$543,530
Crane Co.	25,500	444,210
Gardner Denver, Inc.(1)	44,100	960,057
Lincoln Electric Holdings, Inc.	18,500	761,645
Nordson Corp.	35,400	1,069,434
Timken Co. (The)	12,000	178,680
Trinity Industries, Inc.	11,300	130,063
Wabtec Corp.	32,900	984,697

		$5,072,316

Oil, Gas & Consumable Fuels — 1.1%
Walter Industries, Inc.	32,700	$602,988

		$602,988

Personal Products — 2.2%
Chattem, Inc.(1)	17,150	$1,159,340

		$1,159,340

Professional Service — 2.4%
Watson Wyatt Worldwide, Inc.	27,300	$1,269,450

		$1,269,450

Specialty Retail — 2.1%
Dick’s Sporting Goods, Inc.(1)	100,500	$1,106,505

		$1,106,505

Textiles, Apparel & Luxury Goods — 3.9%
Carter’s, Inc.(1)	81,500	$1,384,685
Hanesbrands, Inc.(1)	76,500	687,735

		$2,072,420

Thrifts & Mortgage Finance — 3.9%
First Niagara Financial Group, Inc.	101,100	$1,320,366
Washington Federal, Inc.	64,000	785,920

		$2,106,286

2

Value

Total Common Stocks (identified cost $45,392,173)	$44,361,245

Investment Funds — 2.1%

Security	Shares	Value

iShares Russell 2000 Value Index Fund	26,700	$1,131,813

Total Investment Funds (identified cost $1,321,680)		$1,131,813

Total Investments — 85.2% (identified cost $46,713,853)		$45,493,058

Other Assets, Less Liabilities — 14.8%		$7,872,528

Net Assets — 100.0%		$53,365,586

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,122,720

Gross unrealized appreciation	$3,193,851
Gross unrealized depreciation	(4,823,513)

Net unrealized depreciation	$(1,629,662)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$45,493,058
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$45,493,058

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richarson
Duncan W. Richardson
President
Date: March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 25, 2009

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 25, 2009